Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices for Granting Certain Equity Awards

We have certain practices related to the timing of equity grants. The Compensation Committee is responsible for determining, or recommending to the Board for determination, all elements of compensation for the Company’s NEOs, including equity-based compensation. The Compensation Committee is also responsible for making equity awards to members of the Board. It is our current practice to make equity grants in February of each year to align with the schedule that applies to all other compensation adjustments for employees of the Company and its subsidiaries. The Compensation Committee or the Board does not currently take material non-public information into account when determining the timing of equity grants, and the Company does not time nor does it plan to time the release of material, non-public information for the purpose of affecting the value of employee or Board compensation. During fiscal year 2025, the Company did not grant stock options to any NEO during any period beginning four business days before and ending one day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company Form 8-K that disclosed any material non-public information.

Award Timing Method	We have certain practices related to the timing of equity grants. The Compensation Committee is responsible for determining, or recommending to the Board for determination, all elements of compensation for the Company’s NEOs, including equity-based compensation. The Compensation Committee is also responsible for making equity awards to members of the Board. It is our current practice to make equity grants in February of each year to align with the schedule that applies to all other compensation adjustments for employees of the Company and its subsidiaries. The Compensation Committee or the Board does not currently take material non-public information into account when determining the timing of equity grants, and the Company does not time nor does it plan to time the release of material, non-public information for the purpose of affecting the value of employee or Board compensation. During fiscal year 2025, the Company did not grant stock options to any NEO during any period beginning four business days before and ending one day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company Form 8-K that disclosed any material non-public information.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false